Debt (Details 1)	Sep. 30, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 742,646
2017	717,794
2018	637,479
2019	509,864
2020	523,062
Thereafter	608,007
Long Term Debt	$ 3,738,852